As filed with the Securities and Exchange Commission on July 27, 2017.

File Nos. 002-94222

811-04149

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  63                      (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  64                                     (X)

FRANKLIN TAX-FREE TRUST

 (Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650)312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X]   on August 1, 2017 pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designates a new effective

date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 61/62 to the Registrant's registration statement on Form N-1A (PEA 61/62) filed on June 27, 2017 (Accession No. 0001379491-17-004242 as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Funds. The prospectuses and SAIs of the Funds, as filed in PEA 61/62, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act. This Amendment does not otherwise delete, amend or supersede any other information relating to the Funds.

TF1 P1 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF

EACH OF THE LISTED FUNDS

Franklin TAX-FREE TRUST

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

The prospectus is amended as follows:

I.  The Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund (each, a “Fund” and together, the “Funds”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, each Fund, except Franklin Federal Limited-Term Tax-Free Income Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class shares. The Franklin Federal Limited-Term Tax-Free Income Fund, on or about August 1, 2017, will offer three classes of shares, Class A, Class R6 and Advisor Class shares.

II. The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

	Class A	Class C	Class R6	Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund	FKITX	FCITX	Pending	FITZX
Franklin Federal Limited-Term Tax-Free Income Fund	FFTFX	—	Pending	FTFZX
Franklin High Yield Tax-Free Income Fund	FRHIX	FHYIX	Pending	FHYVX
Franklin Massachusetts Tax-Free Income Fund	FMISX	FMAIX	Pending	FMAHX
Franklin New Jersey Tax-Free Income Fund	FRNJX	FNIIX	Pending	FNJZX

III. The following replaces the second paragraph in the “Fund Summaries – Franklin Federal Intermediate-Term Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 2:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

IV. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Federal Intermediate-Term Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.49%

1

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$50	$157	$274	$616

V. The following is added below the “Fund Summaries – Franklin Federal Intermediate-Term Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 7:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

VI. In the “Fund Summaries – Franklin Federal Intermediate-Term Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 8 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VII. The following replaces the second paragraph in the “Fund Summaries – Franklin Federal Limited-Term Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 10:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

VIII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Federal Limited-Term Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 10:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.51%
Fee waiver and/or reimbursement[2]	-0.07%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.44%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

2

2. The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.48% for the next 12 month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

	1 Year	3 Years	5 Years	10 Years
Class R6	$45	$156	$278	$634

IX. The following is added below the “Fund Summaries – Franklin Federal Limited-Term Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 15:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

X. In the “Fund Summaries – Franklin Federal Limited-Term Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 16 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XI. The following replaces the second paragraph in the “Fund Summaries – Franklin High Yield Tax-Free Income Fund -Fees and Expenses of the Fund” section of the prospectus on page 18:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin High Yield Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 18:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.49%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$50	$157	$274	$616

3

XIII. The following is added below the “Fund Summaries – Franklin High Yield Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 24:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XIV. In the “Fund Summaries – Franklin High Yield Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 25 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XV. The following replaces the second paragraph in the “Fund Summaries – Franklin Massachusetts Tax-Free Income Fund - Fees and Expenses of the Fund” section on page 26:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XVI.      The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Massachusetts Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 26:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.54%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$55	$173	$302	$677

XVII. The following is added below the “Fund Summaries – Franklin Massachusetts Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 32:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XVIII. In the “Fund Summaries – Franklin Massachusetts Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 33 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

4

XIX. The following replaces the second paragraph in the “Fund Summaries – Franklin New Jersey Tax-Free Income Fund - Fees and Expenses of the Fund” section on page 34:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XX. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin New Jersey Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 34:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.51%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$52	$164	$285	$640

XXI. The following is added below the “Fund Summaries – Franklin New Jersey Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 39:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXII. In the “Fund Summaries – Franklin New Jersey Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 40 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXIII. The first table of the “Your Account – Choosing a Share Class” section on page 75 is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 2.25% or less (Federal Intermediate-Term & Federal Limited-Term Funds) or 4.25% or less (all other Funds)	No initial sales charge	See "Qualified Investors –Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

5

The Funds began offering Class R6 shares on August 1, 2017.

XXIV.  The following is added to the “Your Account – Choosing a Share Class” section beginning on page 75:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

  Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.
  Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.
  Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."
  Other Franklin Templeton funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

•         Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

  Advisory Fee Programs.  A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

XXV.  The following is added to “Your Account – Exchanging Shares – Exchange Privilege” section on page 93:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XXVI. For all funds the following replaces “Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section beginning on page 104:

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.  These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation. Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  In the case of any one intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

6

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary’s sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary’s relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund’s transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton Investments, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

Please keep this supplement with your prospectus for future reference.

7

TF2 P2 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

Franklin TAX-FREE TRUST

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

The prospectus is amended as follows:

I. The Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund (each, a “Fund” and together, the “Funds”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, each Fund, except Franklin Kentucky Tax-Free Income Fund, will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class shares. The Franklin Kentucky Tax-Free Income Fund, on or about August 1, 2017, will offer three classes of shares, Class A, Class R6 and Advisor Class shares.

II. The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

	Class A	Class C	Advisor Class
Franklin Alabama Tax-Free Income Fund	FRALX	FALEX	FALZX
Franklin Florida Tax-Free Income Fund	FRFLX	FRFIX	FFTZX
Franklin Georgia Tax-Free Income Fund	FTGAX	FGAIX	FGFZX
Franklin Kentucky Tax-Free Income Fund	FRKYX	—	FKTZX
Franklin Louisiana Tax-Free Income Fund	FKLAX	FLAIX	FLTZX
Franklin Maryland Tax-Free Income Fund	FMDTX	FMDIX	FMDZX
Franklin Missouri Tax-Free Income Fund	FRMOX	FMOIX	FRMZX
Franklin North Carolina Tax-Free Income Fund	FXNCX	FNCIX	FNCZX
Franklin Virginia Tax-Free Income Fund	FRVAX	FVAIX	FRVZX

III. The following replaces the second paragraph in the “Fund Summaries – Franklin Alabama Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

IV. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Alabama Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 2:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.53%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.06%
Total annual Fund operating expenses	0.59%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$60	$189	$329	$738

V. The following is added below the “Fund Summaries – Franklin Alabama Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 7:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

VI. In the “Fund Summaries – Franklin Alabama Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 8 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VII. The following replaces the second paragraph in the “Fund Summaries – Franklin Florida Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 10:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

VIII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Florida Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 10:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.48%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.52%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$53	$167	$291	$653

IX. The following is added below the “Fund Summaries – Franklin Florida Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 15:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

X. In the “Fund Summaries – Franklin Florida Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 16 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XI. The following replaces the second paragraph in the “Fund Summaries – Franklin Georgia Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 18:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Georgia Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 18:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.49%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.53%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$54	$170	$296	$665

XIII. The following is added below the “Fund Summaries – Franklin Georgia Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 23:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XIV. In the “Fund Summaries – Franklin Georgia Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 24 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XV. The following replaces the second paragraph in the “Fund Summaries – Franklin Kentucky Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 26:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XVI. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Kentucky Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 26:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.57%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.06%
Total annual Fund operating expenses	0.63%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$64	$202	$351	$786

XVII. The following is added below the “Fund Summaries – Franklin Kentucky Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 31:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XVIII. In the “Fund Summaries – Franklin Kentucky Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 32 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XIX. The following replaces the second paragraph in the “Fund Summaries – Franklin Louisiana Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 34:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XX.       The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Louisiana Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 34:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.51%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.55%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$56	$176	$307	$689

XXI.      The following is added below the “Fund Summaries – Franklin Louisiana Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 39:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXII.     In the “Fund Summaries – Franklin Louisiana Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 40 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXIII.    The following replaces the second paragraph in the “Fund Summaries – Franklin Maryland Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 42:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XXIV.    The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Maryland Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 42:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.54%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$55	$173	$302	$677

XXV. The following is added below the “Fund Summaries – Franklin Maryland Tax-Free Income Fund – Performance- Average Annual Total Returns” table on page 47:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXVI.    In the “Fund Summaries – Franklin Maryland Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 48 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXVII. The following replaces the second paragraph in the “Fund Summaries – Franklin Missouri Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 50:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XXVIII.  The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Missouri Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 50:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.51%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$52	$164	$285	$640

XXIX. The following is added below the “Fund Summaries – Franklin Missouri Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 55:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXX. In the “Fund Summaries – Franklin Missouri Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 56 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXXI. The following replaces the second paragraph in the “Fund Summaries – Franklin North Carolina Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 58:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XXXII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin North Carolina Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 58:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.51%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$52	$164	$285	$640

XXXIII. The following is added below the “Fund Summaries – Franklin North Carolina Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 63:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXXIV. In the “Fund Summaries – Franklin North Carolina Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 64 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXXV. The following replaces the second paragraph in the “Fund Summaries – Franklin Virginia-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 66:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XXXVI. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Virginia Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 66:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.48%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.52%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$53	$167	$291	$653

XXXVII. The following is added below the “Fund Summaries – Franklin Virginia Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 71:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXXVIII. In the “Fund Summaries – Franklin Virginia Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 72 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXXIX. The first table of the “Your Account – Choosing a Share Class” section on page 118 is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 4.25% or less	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Funds began offering Class R6 shares on August 1, 2017.

XL. The following is added to the “Your Account – Choosing a Share Class” section beginning on page 118:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

  Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.
  Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.
  Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."
  Other Franklin Templeton funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

•         Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

  Advisory Fee Programs.  A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

XLI. The following is added to “Your Account – Exchanging Shares – Exchange Privilege” section on page 135:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XLI. For all funds the following replaces “Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section beginning on page 145:

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.  These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation. Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  In the case of any one intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary’s sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary’s relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund’s transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton Investments, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

Please keep this supplement with your prospectus for future reference.

TF3 P1 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

Franklin TAX-FREE TRUST

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

The prospectus is amended as follows:

I. The Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund (each, a “Fund” and together, the “Funds”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, each Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class shares.

II. The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

	Class A	Class C	Class R6	Advisor Class
Franklin Arizona Tax-Free Income Fund	FTAZX	FAZIX	Pending	FAZZX
Franklin Colorado Tax-Free Income Fund	FRCOX	FCOIX	Pending	FCOZX
Franklin Connecticut Tax-Free Income Fund	FXCTX	FCTIX	Pending	FCNZX
Franklin Michigan Tax-Free Income Fund	FTTMX	FRMTX	Pending	FMTFX
Franklin Minnesota Tax-Free Income Fund	FMINX	FMNIX	Pending	FMNZX
Franklin Ohio Tax-Free Income Fund	FTOIX	FOITX	Pending	FROZX
Franklin Oregon Tax-Free Income Fund	FRORX	FORIX	Pending	FOFZX
Franklin Pennsylvania Tax-Free Income Fund	FRPAX	FRPTX	Pending	FPFZX

III. The following replaces the second paragraph in the “Fund Summaries – Franklin Arizona Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 3:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

IV. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Arizona Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.48%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.03%
Total annual Fund operating expenses	0.51%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$52	$164	$285	$640

V. The following is added below the “Fund Summaries – Franklin Arizona Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 7:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

VI. In the “Fund Summaries – Franklin Arizona Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 8 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VII. The following replaces the second paragraph in the “Fund Summaries – Franklin Colorado Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 10:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

VIII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Colorado Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 10:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.48%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.52%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

2

	1 Year	3 Years	5 Years	10 Years
Class R6	$53	$167	$291	$653

IX. The following is added below the “Fund Summaries – Franklin Colorado Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 15:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

X.         In the “Fund Summaries – Franklin Colorado Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 16 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XI. The following replaces the second paragraph in the “Fund Summaries – Franklin Connecticut Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 18:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Connecticut Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 18:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.52%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.06%
Total annual Fund operating expenses	0.58%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$59	$186	$324	$726

XIII. The following is added below “Fund Summaries – Franklin Connecticut Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 23:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XIV.      In the “Fund Summaries – Franklin Connecticut Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 24 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

3

XV. The following replaces the second paragraph in the “Fund Summaries – Franklin Michigan Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 26:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XVI. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Michigan Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 26:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.51%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$52	$164	$285	$640

XVII. The following is added below the “Fund Summaries – Franklin Michigan Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 32:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XVIII. In the “Fund Summaries – Franklin Michigan Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 33 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XIX. The following replaces the second paragraph in the “Fund Summaries – Franklin Minnesota Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 34:

4

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XX. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Minnesota Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 34:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.04%
Total annual Fund operating expenses	0.51%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$52	$164	$285	$640

XXI. The following is added below the “Fund Summaries – Franklin Minnesota Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 39:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXII. In the “Fund Summaries – Franklin Minnesota Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 40 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXIII. The following replaces the second paragraph in the “Fund Summaries – Franklin Ohio Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 42:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XXIV. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Ohio Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 42:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

5

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.02%
Total annual Fund operating expenses	0.49%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$50	$157	$274	$616

XXV. The following is added below the “Fund Summaries – Franklin Ohio Tax-Free Income Fund – Performance - Average Annual Total Returns” table on page 48:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXVI. In the “Fund Summaries – Franklin Ohio Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 48 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXVII.   The following replaces the second paragraph in the “Fund Summaries – Franklin Oregon Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 50:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XXVIII.  The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Oregon Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 50:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.03%
Total annual Fund operating expenses	0.50%

6

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$51	$160	$280	$628

XIX. The following is added below the “Fund Summaries – Franklin Oregon Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 55:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXX. In the “Fund Summaries – Franklin Oregon Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 56 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXXI. The following replaces the second paragraph in the “Fund Summaries – Franklin Pennsylvania Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus on page 58:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

XXXII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Franklin Pennsylvania Tax-Free Income Fund - Fees and Expenses of the Fund” section of the prospectus beginning on page 58:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.03%
Total annual Fund operating expenses	0.50%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$51	$160	$280	$628

7

XXXIII.  The following is added below the “Fund Summaries – Franklin Pennsylvania Tax-Free Income Fund - Performance – Average Annual Total Returns” table on page 63:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XXXIV. In the “Fund Summaries – Franklin Pennsylvania Tax-Free Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 64 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXV. For all Funds the first table of the “Your Account – Choosing a Share Class” section on page 108 is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 4.25% or less	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Funds began offering Class R6 shares on August 1, 2017.

XXXVI. The following is added to the “Your Account – Choosing a Share Class” section beginning on page 108:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

  Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.
  Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.
  Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."
  Other Franklin Templeton funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

•         Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

  Advisory Fee Programs.  A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

XXXVII. The following is added to “Your Account – Exchanging Shares – Exchange Privilege” section on page 125:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

8

XXXVIII. For all funds the following replaces “Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section beginning on page 135:

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.  These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation. Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  In the case of any one intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary’s sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary’s relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund’s transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton Investments, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

Please keep this supplement with your prospectus for future reference.

9

TF1 SA1 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2017

OF

Franklin TAX-FREE TRUST

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

The statement of additional information (SAI) is amended as follows:

I. The Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund (each, a “Fund” and together, the “Funds”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, each Fund, except Franklin Federal Limited-Term Tax-Free Income Fund will offer four classes of shares Class A, Class C, Class R6 and Advisor Class shares,. The Franklin Federal Limited-Term Tax-Free Income Fund, on or about August 1, 2017, will offer three classes of shares, Class A, Class R6 and Advisor Class shares.

II. The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class C	Class R6	Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund	FKITX	FCITX	Pending	FITZX
Franklin Federal Limited-Term Tax-Free Income Fund	FFTFX	---	Pending	FTFZX
Franklin High Yield Tax-Free Income Fund	FRHIX	FHYIX	Pending	FHYVX
Franklin Massachusetts Tax-Free Income Fund	FMISX	FMAIX	Pending	FMAHX
Franklin New Jersey Tax-Free Income Fund	FRNJX	FNIIX	Pending	FNJZX

III. The fourth paragraph under “Management and Other Services - Shareholder servicing and transfer agent” section on page 34 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 42:

Effective on August 1, 2017, the Funds also began offering Class R6 shares.  The full title of the Class R6 shares of the Fund is:

•         Franklin Federal Intermediate-Term Tax-Free Income Fund - Class R6

1

•         Franklin Federal Limited-Term Tax-Free Income Fund - Class R6

•         Franklin High Yield Tax-Free Income Fund - Class R6

•         Franklin Massachusetts Tax-Free Income Fund - Class R6

•         Franklin New Jersey Tax-Free Income Fund - Class R6

V. The principal holders list for the Funds under the “Organization, Voting Rights and Principal Holders” section beginning on page 42 is replaced with the following:

As of July 3, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Federal Intermediate-Term Fund
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.24
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	45.0
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	8.69

National Financial Services LLC*

Attn:  Mutual Fund Department 4th Floor

499 Washington Boulevard

Jersey City, NJ 07310-1995

Merrill Lynch Pierce Fenner & Smith Inc.*

Attn:  Fund Administration 97AK0

4800 Deer Lake Drive E

Jacksonville, FL 32246-6486

	A A	5.59 5.53
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City NJ 07311-1114	C	7.03
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	20.25
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.51
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	5.74
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	13.43
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.02
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 97GJ0 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	12.65
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311	Advisor	5.86
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	30.07
Ellard CO CO Fiduciary TR CO INTL PO Box 3199 Church Street Station New York, NY 10008	Advisor	10.93
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	15.70
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	18.02
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	Advisor	6.94
Federal Limited-Term Fund
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.15
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	43.96
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	7.51
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 97XA9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	A	6.22
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City NJ 07311-1114	Advisor	5.26
Ellard CO CO Fiduciary TR CO INTL PO Box 3199 Church Street Station New York, NY 10008	Advisor	49.80
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	7.50
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	8.47
SEI Private Trust Company CO Edward Jones Trust CO 1 Freedom Valley Drive Oaks, PA 19456-9989	Advisor	8.56
High-Yield Tax-Free Income Fund
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.23
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	22.03
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	11.34
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	6.32
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-1114	C	8.27
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	8.97
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	11.30
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	6.59
LPL Financial* 4707 Executive Drive San Diego, CA 92121-3091	C	5.59
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	14.32
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 97GK3 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	C	6.83
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	7.69
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311	Advisor	7.80
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	5.98
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	8.00
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	9.83
LPL Financial* 4707 Executive Drive San Diego, CA 92121-3091	Advisor	7.32
Charles Schwab & Co. Inc.* 211 Main Street San Francisco, CA 94105-1905	Advisor	6.94
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	10.65
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 97GK3 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Advisor	12.63
Massachusetts Tax-Free Income Fund
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.69
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	7.99
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	26.65
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	A	7.50
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-1114	A	5.28
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	14.21
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	10.09
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	15.51
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	6.55
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-1114	C	7.57
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	13.16
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	7.01
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 9H6SB 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Advisor	7.94
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	18.70
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311	Advisor	7.85
New Jersey Tax-Free Income Fund
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	9.26
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	10.51
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	9.92
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-1114	A	7.48
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-1114	C	8.51
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	5.34
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	8.70
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	15.50
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	21.30
JP Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	9.01
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311	Advisor	15.04
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 9H6SB 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Advisor	10.84
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	11.85
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	5.02
LPL Financial* 4707 Executive Drive San Diego, CA 92121-3091	Advisor	6.55
TD Ameritrade, Inc.* PO Box 2226 San Diego, CA 92121-3091	Advisor	6.53
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	8.56
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	6.46
JP Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245-0001	Advisor	15.95

2

*       For the benefit of its customer(s).

VI. The last paragraph under the “Organization, Voting Rights and Principal Holders” section beginning on page 42 is replaced with the following:

As of July 3, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 46 is replaced with the following:

The maximum initial sales charges are 2.25% for Class A of the Federal Limited-Term Fund and Federal Intermediate-Term Fund. For each of the other Funds, the maximum initial sales charge is 4.25%. There is no initial sales charge for Class C, Class R6 and Advisor Class.

VIII. The “Buying and Selling Shares - Dealer and financial intermediary compensation” section beginning on page 47 is replaced with the following:

Dealer and financial intermediary compensation

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.   These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Financial intermediary compensation Financial intermediaries may at times receive the entire sales charge. A financial intermediary who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the financial intermediary compensation table in the Fund’s prospectus.

3

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% (for mutual funds with a maximum initial sales charge of 5.75%) and 0.75% (for mutual funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Class A Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

These payments may be made in the form of contingent advance payments, which may be recovered from the financial intermediary or set off against other payments due to the financial intermediary if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the financial intermediary.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under “The Underwriter - Distribution and service (12b-1) fees,” Distributors and/or its non-fund affiliates may make the following additional payments to financial intermediaries that sell shares of Franklin Templeton mutual funds:

Marketing support payments (applicable to all classes of shares except Class R6). Distributors may make payments to certain financial intermediaries in connection with their efforts to educate financial advisors and provide services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  A financial intermediary’s marketing support services may include business planning assistance, advertising, educating financial intermediary personnel about Franklin Templeton mutual funds and shareholder financial planning needs, placement on the financial intermediary’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the financial intermediary. Distributors compensates financial intermediaries differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the financial intermediary. Such compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. In the case of any one financial intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that financial intermediary, on an annual basis. For a financial intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For a financial intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors may also make marketing support payments to financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans that have retained such financial intermediaries as plan service providers. Payments may be made on account of activities that may include, but are not limited to, one or more of the following: business planning assistance for financial intermediary personnel, educating financial intermediary personnel about Franklin Templeton mutual funds, access to sales meetings, sales representatives, wholesalers, and management representatives of the financial intermediary, and detailed sales reporting. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis. Distributors will, on an annual basis, determine whether to continue such payments.

Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of a portion of these marketing support payments.

Marketing support payments may be in addition to any servicing and other fees paid by Investor Services, as described further below and under “Management and Other Services – Shareholder servicing and transfer agent” above.

The following list includes FINRA member firms (or, in some instances, their respective affiliates) that, as of March 31, 2017, Distributors anticipates will receive marketing support payments. Any firm indicated by one asterisk receives annual marketing support payments exceeding 0.05% of the total assets of Franklin Templeton mutual funds attributable to that firm.  Any firm indicated by two asterisks receives annual marketing support payments of up to a limit of 0.06% of the total assets of Franklin Templeton mutual funds attributable to that firm. In addition to member firms of FINRA, Distributors also makes marketing support payments, and Distributors’ non-fund affiliates may make administrative services payments, to certain other financial intermediaries, such as banks, insurance companies, and plan administrators, that sell mutual fund shares or provide services to Franklin Templeton mutual funds and shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

4

1st Global Capital Corporation, ADP Retirement Services, American Portfolios Financial Services, Inc., American Enterprise Investment Services, Inc., American United Life Insurance Company, Ascensus, Inc., AXA Advisors, LLC, BBVA Securities, Inc., Benjamin F. Edwards & Company, Inc., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Cetera Advisors LLC, Cetera Advisor Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Citigroup Global Markets Inc., Citizens Securities, Inc., Commonwealth Financial Network, CUNA Brokerage Services, Inc., CUSO Financial Services, L.P., Digital Retirement Solutions, Edward D. Jones & Co., L.P. (dba Edward Jones)**, Empower Retirement, ePlan Services, Inc., Fidelity Investments Institutional Services Company, Inc., Fifth Third Securities, Inc., First Allied Securities, Inc., First Command Financial Planning, Inc., FSC Securities Corporation, Girard Securities, Inc., Goldman, Sachs & Co., Group 3 Financial, LLC, IFC Holdings Inc. D/B/A INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Inc., J.J.B. Hilliard, W.L. Lyons LLC, J.P. Morgan Securities LLC, Janney Montgomery Scott LLC, John Hancock Distributors LLC, KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, Lincoln Investment Planning, Inc., Lincoln Retirement Services Company LLC, LPL Financial LLC, M&T Securities, Inc., Massachusetts Mutual Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith, Inc., Minnesota Life Insurance Company, MML Investors Services, LLC, Morgan Stanley, MSCS Financial Services LLC, National Planning Corporation, Nationwide Financial Services, Inc., Newport Retirement Services, Inc., Northwestern Mutual Investment Services, LLC, Paychex Securities Corporation, PFS Investments Inc., PNC Investments LLC, Principal Financial Group, Prudential Insurance Company of America, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets LLC, Richard D. Schubert, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., SagePoint Financial, Inc., Santander Securities LLC, Securities America, Inc., Securities Service Network, Inc., Signator Investors, Inc., SII Investments, Inc., Sorrento Pacific Financial, LLC, Stifel, Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., TD Ameritrade Trust Company, TFS Securities, Inc., The Huntington Investment Company, TIAA-CREF Individual & Institutional Services, LLC, Transamerica Advisors Life Insurance Company, Transamerica Retirement Solutions Corporation, Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services, LLC, U.S. Bancorp Investments, Inc., Voya Financial Advisors, Inc., Voya Institutional Plan Services LLP, Wells Fargo Advisors, LLC and Woodbury Financial Services, Inc.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

In addition to marketing support payments, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors may from time to time at its expense make or allow other promotional incentives or additional payments to financial intermediaries that sell or arrange for the sale of shares of the Fund.  These payments may include additional compensation to financial intermediaries, including financial intermediaries not listed above, related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Transaction support payments. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary or one-time payments for ancillary services such as setting up mutual funds on a financial intermediary’s mutual fund trading system.

Conference support payments.  Compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton mutual funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton mutual funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

5

Data support payments.  Compensation may include data support payments to certain holders or financial intermediaries of record for accounts in one or more of the Franklin Templeton mutual funds. A financial intermediary’s data support services may include the provision of analytical data on such accounts.

Other payments. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law.

You should ask your financial intermediary for information about any payments it receives from Distributors and any services provided.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

IX. The second paragraph under “The Underwriter” section on page 52 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

6

TF2 SA2 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION

OF

EACH OF THE LISTED FUNDS

Franklin TAX-FREE TRUST

Franklin TAX-FREE TRUST

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

The statement of additional information (SAI) is amended as follows:

I. The Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund (each, a “Fund” and together, the “Funds”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, each Fund, except Franklin Kentucky Tax-Free Income Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class shares. The Franklin Kentucky Tax-Free Income Fund, on or about August 1, 2017, will offer three classes of shares, Class A, Class R6 and Advisor Class shares

II. The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class C	Class R6	Advisor Class
Franklin Alabama Tax-Free Income Fund	FRALX	FALEX	Pending	FALZX
Franklin Florida Tax-Free Income Fund	FRFLX	FRFIX	Pending	FFTZX
Franklin Georgia Tax-Free Income Fund	FTGAX	FGAIX	Pending	FGFZX
Franklin Kentucky Tax-Free Income Fund	FRKYX	--	Pending	FKTZX
Franklin Louisiana Tax-Free Income Fund	FKLAX	FLAIX	Pending	FLTZX
Franklin Maryland Tax-Free Income Fund	FMDTX	FMDIX	Pending	FMDZX
Franklin Missouri Tax-Free Income Fund	FRMOX	FMOIX	Pending	FRMZX
Franklin North Carolina Tax-Free Income Fund	FXNCX	FNCIX	Pending	FNCZX
Franklin Virginia Tax-Free Income Fund	FRVAX	FVAIX	Pending	FRVZX

III.  The fourth paragraph under “Management and Other Services - Shareholder servicing and transfer agent” section on page 37 is replaced with the following:

1

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The following is added under the “Organization, Voting Rights and Principal Holders” section on page 46:

Effective on August 1, 2017, the Funds also began offering Class R6 shares.  The full title of the Class R6 shares of the Fund is:

•         Franklin Alabama Tax-Free Income Fund - Class R6

•         Franklin Florida Tax-Free Income Fund - Class R6

•         Franklin Georgia Tax-Free Income Fund - Class R6

•         Franklin Kentucky Tax-Free Income Fund - Class R6

•         Franklin Louisiana Tax-Free Income Fund - Class R6

•         Franklin Maryland Tax-Free Income Fund - Class R6

•         Franklin Missouri Tax-Free Income Fund - Class R6

•         Franklin North Carolina Tax-Free Income Fund - Class R6

•         Franklin Virginia Tax-Free Income Fund - Class R6

V. The principal holders list for the Funds under the “Organization, Voting Rights and Principal Holders” section on page 46 is replaced with the following:

As of July 3, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Alabama Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	27.59
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	16.63
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	A	7.95
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	A	7.82
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	16.95
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	15.37
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	10.30
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	C	10.28
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	10.26
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	C	7.97
Charles Schwab & Co Inc.* 211 Main Street San Francisco, CA 94105-1905	C	5.57
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	34.57
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	15.71
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	19.15
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	11.37
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	Advisor	11.29
Florida Fund
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	11.42
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	10.15
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	9.83
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	A	9.68
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Fl 3 Jersey City, NJ 07311-1114	A	7.80
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	18.96
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	C	13.06
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	10.52
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	C	8.65
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	8.61
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	8.81
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Fl 3 Jersey City, NJ 07311-1114	C	7.58
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.29
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	28.13
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	16.78
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	14.16
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	Advisor	12.93
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	10.98
Georgia Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	25.91
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	11.30
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	10.12
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	A	6.78
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	A	6.59
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	16.46
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	14.56
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	12.20
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	C	10.89
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Fl 3 Jersey City, NJ 07311-1114	C	9.73
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	C	6.24
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.65
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	24.19
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	18.38
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	16.84
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	9.58
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	7.58
Robert W Baird Company INC* 777 East Wisconsin Avenue Milwaukee, WI 53202-5391	Advisor	7.13
Kentucky Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	38.97
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	9.89
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	7.60
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	A	7.75
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	A	5.28
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	33.05
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	27.77
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	17.10
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	12.37
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	Advisor	5.63
Louisiana Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	50.83
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	A	8.04
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	A	7.04
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	22.43
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	C	13.32
J.P. Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	12.37
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	8.67
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	7.54
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Fl 3 Jersey City, NJ 07311-1114	C	7.53
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.31
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	5.10
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	23.85
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	19.73
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	18.98
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	Advisor	14.14
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	8.84
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	8.45
Maryland Fund
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	A	13.56
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	13.42
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	12.79
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	11.03
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	A	6.64
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Fl 3 Jersey City, NJ 07311-1114	A	5.05
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	16.31
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	C	14.72
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	5.31
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	11.44
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Fl 3 Jersey City, NJ 07311-1114	C	7.81
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	23.21
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	Advisor	20.14
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Fl 3 Jersey City, NJ 07311-1114	Advisor	10.17
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	Advisor	9.47
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	9.24
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	7.77
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	5.33
Missouri Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	42.59
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	7.56
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	A	6.91
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	6.38
Charles Schwab & Co Inc.* 211 Main Street San Francisco, CA 94105-1905	A	6.12
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	28.06
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	10.441
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	C	8.49
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	6.62
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.04
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	Advisor	21.84
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	18.02
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	Advisor	14.23
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	8.17
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	6.52
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	6.08
Charles Schwab & Co Inc.* 211 Main Street San Francisco, CA 94105-1905	Advisor	5.23
North Carolina Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	39.49
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	11.49
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	A	7.45
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	20.68
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	19.98
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	C	9.75
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	C	9.29
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Fl 3 Jersey City, NJ 07311-1114	C	6.62
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	5.61
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.70
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	Advisor	23.03
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	18.81
Charles Schwab & Co Inc.* 211 Main Street San Francisco, CA 94105-1905	Advisor	12.61
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	7.87
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	Advisor	7.01
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	Advisor	6.47
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	7.21
Virginia Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	15.94
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	14.73
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	A	9.59
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	8.91
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Fl 3 Jersey City, NJ 07311-1114	A	5.45
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	20.28
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	10.73
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	C	9.29
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	8.56
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	C	6.18
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.57
American Enterprise Investment Service* 707 2nd Avenue South Minneapolis, MN 55402-2405	C	5.10
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	Advisor	32.45
American Enterprise Investment Service* FBO 41999970 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	17.94
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	9.76
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	6.35
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	Advisor	6.02
Charles Schwab & Co Inc.* 211 Main Street San Francisco, CA 94105-1905	Advisor	5.11

2

*       For the benefit of its customer(s).

VI. The last paragraph under the “Organization, Voting Rights and Principal Holders” section beginning on page 46 is replaced with the following:

As of July 3, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 52 is replaced with the following:

The maximum initial sales charges is charge is 4.25% for Class A. There is no initial sales charge for Class C, Class R6 and Advisor Class.

VIII. The “Buying and Selling Shares - Dealer and financial intermediary compensation” section beginning on page 52 is replaced with the following:

Dealer and financial intermediary compensation

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.   These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

3

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Financial intermediary compensation Financial intermediaries may at times receive the entire sales charge. A financial intermediary who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the financial intermediary compensation table in the Fund’s prospectus.

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% (for mutual funds with a maximum initial sales charge of 5.75%) and 0.75% (for mutual funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Class A Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

These payments may be made in the form of contingent advance payments, which may be recovered from the financial intermediary or set off against other payments due to the financial intermediary if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the financial intermediary.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under “The Underwriter - Distribution and service (12b-1) fees,” Distributors and/or its non-fund affiliates may make the following additional payments to financial intermediaries that sell shares of Franklin Templeton mutual funds:

Marketing support payments (applicable to all classes of shares except Class R6). Distributors may make payments to certain financial intermediaries in connection with their efforts to educate financial advisors and provide services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  A financial intermediary’s marketing support services may include business planning assistance, advertising, educating financial intermediary personnel about Franklin Templeton mutual funds and shareholder financial planning needs, placement on the financial intermediary’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the financial intermediary. Distributors compensates financial intermediaries differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the financial intermediary. Such compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. In the case of any one financial intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that financial intermediary, on an annual basis. For a financial intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For a financial intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors may also make marketing support payments to financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans that have retained such financial intermediaries as plan service providers. Payments may be made on account of activities that may include, but are not limited to, one or more of the following: business planning assistance for financial intermediary personnel, educating financial intermediary personnel about Franklin Templeton mutual funds, access to sales meetings, sales representatives, wholesalers, and management representatives of the financial intermediary, and detailed sales reporting. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis. Distributors will, on an annual basis, determine whether to continue such payments.

4

Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of a portion of these marketing support payments.

Marketing support payments may be in addition to any servicing and other fees paid by Investor Services, as described further below and under “Management and Other Services – Shareholder servicing and transfer agent” above.

The following list includes FINRA member firms (or, in some instances, their respective affiliates) that, as of March 31, 2017, Distributors anticipates will receive marketing support payments. Any firm indicated by one asterisk receives annual marketing support payments exceeding 0.05% of the total assets of Franklin Templeton mutual funds attributable to that firm.  Any firm indicated by two asterisks receives annual marketing support payments of up to a limit of 0.06% of the total assets of Franklin Templeton mutual funds attributable to that firm. In addition to member firms of FINRA, Distributors also makes marketing support payments, and Distributors’ non-fund affiliates may make administrative services payments, to certain other financial intermediaries, such as banks, insurance companies, and plan administrators, that sell mutual fund shares or provide services to Franklin Templeton mutual funds and shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

1st Global Capital Corporation, ADP Retirement Services, American Portfolios Financial Services, Inc., American Enterprise Investment Services, Inc., American United Life Insurance Company, Ascensus, Inc., AXA Advisors, LLC, BBVA Securities, Inc., Benjamin F. Edwards & Company, Inc., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Cetera Advisors LLC, Cetera Advisor Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Citigroup Global Markets Inc., Citizens Securities, Inc., Commonwealth Financial Network, CUNA Brokerage Services, Inc., CUSO Financial Services, L.P., Digital Retirement Solutions, Edward D. Jones & Co., L.P. (dba Edward Jones)**, Empower Retirement, ePlan Services, Inc., Fidelity Investments Institutional Services Company, Inc., Fifth Third Securities, Inc., First Allied Securities, Inc., First Command Financial Planning, Inc., FSC Securities Corporation, Girard Securities, Inc., Goldman, Sachs & Co., Group 3 Financial, LLC, IFC Holdings Inc. D/B/A INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Inc., J.J.B. Hilliard, W.L. Lyons LLC, J.P. Morgan Securities LLC, Janney Montgomery Scott LLC, John Hancock Distributors LLC, KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, Lincoln Investment Planning, Inc., Lincoln Retirement Services Company LLC, LPL Financial LLC, M&T Securities, Inc., Massachusetts Mutual Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith, Inc., Minnesota Life Insurance Company, MML Investors Services, LLC, Morgan Stanley, MSCS Financial Services LLC, National Planning Corporation, Nationwide Financial Services, Inc., Newport Retirement Services, Inc., Northwestern Mutual Investment Services, LLC, Paychex Securities Corporation, PFS Investments Inc., PNC Investments LLC, Principal Financial Group, Prudential Insurance Company of America, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets LLC, Richard D. Schubert, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., SagePoint Financial, Inc., Santander Securities LLC, Securities America, Inc., Securities Service Network, Inc., Signator Investors, Inc., SII Investments, Inc., Sorrento Pacific Financial, LLC, Stifel, Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., TD Ameritrade Trust Company, TFS Securities, Inc., The Huntington Investment Company, TIAA-CREF Individual & Institutional Services, LLC, Transamerica Advisors Life Insurance Company, Transamerica Retirement Solutions Corporation, Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services, LLC, U.S. Bancorp Investments, Inc., Voya Financial Advisors, Inc., Voya Institutional Plan Services LLP, Wells Fargo Advisors, LLC and Woodbury Financial Services, Inc.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

In addition to marketing support payments, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors may from time to time at its expense make or allow other promotional incentives or additional payments to financial intermediaries that sell or arrange for the sale of shares of the Fund.  These payments may include additional compensation to financial intermediaries, including financial intermediaries not listed above, related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Transaction support payments. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary or one-time payments for ancillary services such as setting up mutual funds on a financial intermediary’s mutual fund trading system.

Conference support payments.  Compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

5

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton mutual funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton mutual funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

Data support payments.  Compensation may include data support payments to certain holders or financial intermediaries of record for accounts in one or more of the Franklin Templeton mutual funds. A financial intermediary’s data support services may include the provision of analytical data on such accounts.

Other payments. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law.

You should ask your financial intermediary for information about any payments it receives from Distributors and any services provided.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

IX. The second paragraph under “The Underwriter” section on page 57 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement with your Statement of Additional Information for future reference.

6

TF3 SA1 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION

OF

EACH OF THE LISTED FUNDS

Franklin TAX-FREE TRUST

Franklin TAX-FREE TRUST

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

The statement of additional information (SAI) is amended as follows:

I. The Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund (each, a “Fund” and together, the “Funds”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, each Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class shares.

II. The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class C	Class R6	Advisor Class
Franklin Arizona Tax-Free Income Fund	FTAZX	FAZIX	Pending	FAZZX
Franklin Colorado Tax-Free Income Fund	FRCOX	FCOIX	Pending	FCOZX
Franklin Connecticut Tax-Free Income Fund	FXCTX	FCTIX	Pending	FCNZX
Franklin Michigan Tax-Free Income Fund	FTTMX	FRMTX	Pending	FMTFX
Franklin Minnesota Tax-Free Income Fund	FMINX	FMNIX	Pending	FMNZX
Franklin Ohio Tax-Free Income Fund	FTOIX	FOITX	Pending	FROZX
Franklin Oregon Tax-Free Income Fund	FRORX	FORIX	Pending	FOFZX
Franklin Pennsylvania Tax-Free Income Fund	FRPAX	FRPTX	Pending	FPFZX

III. The fourth paragraph under “Management and Other Services - Shareholder servicing and transfer agent” section on page 37 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 45:

1

Effective on August 1, 2017, the Funds also began offering Class R6 shares.  The full title of the Class R6 shares of the Fund is:

•         Franklin Arizona Tax-Free Income Fund - Class R6

•         Franklin Colorado Tax-Free Income Fund - Class R6

•         Franklin Connecticut Tax-Free Income Fund - Class R6

•         Franklin Michigan Tax-Free Income Fund - Class R6

•         Franklin Minnesota Tax-Free Income Fund - Class R6

•         Franklin Ohio Carolina Tax-Free Income Fund - Class R6

•         Franklin Oregon Tax-Free Income Fund - Class R6

•         Franklin Pennsylvania Tax-Free Income Fund - Class R6

V. The principal holders list for the Funds under the “Organization, Voting Rights and Principal Holders” section beginning on page 45 is replaced with the following:

As of July 3, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Arizona Fund
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	A	5.24
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	21.14
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.22
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	A	14.83
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	A	7.90
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	C	7.73
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	16.10
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.80
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	C	15.82
J.P. Morgan Securities LLC.* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	12.79
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	Advisor	12.07
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	8.92
Charles Schwab & Company Inc.* Attention: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	6.54
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	9.40
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	5.11
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	9.69
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	8.02
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	Advisor	19.20
Colorado Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	27.65
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.56
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	A	10.09
RBC Capital Markets LLC.* Attention: Mutual Fund Operations Manager 510 Marquette Avenue S Minneapolis, MN 55402-1110	A	9.02
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	C	6.28
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	16.88
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	10.01
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	C	11.16
UBS WM U.S.A.* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	C	5.25
J.P. Morgan Securities LLC.* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	7.56
Raymond James* Attention: Courtney Waller 800 Carillion Parkway Saint Petersburg, FL 33716-1102	C	5.48
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	6.38
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	18.75
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	11.36
LPL Financial* Attention: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	15.48
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	13.97
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	7.60
UBS WM U.S.A.* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	5.44
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	Advisor	5.23
Connecticut Fund
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	A	6.79
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	7.82
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	9.09
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	A	5.21
LPL Financial* Attention: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	A	5.27
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	A	8.67
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	A	8.25
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	C	6.28
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	13.43
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	C	6.28
LPL Financial* Attention: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	6.10
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	C	8.85
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	C	5.82
J.P. Morgan Securities LLC.* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	10.67
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	10.35
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	Advisor	9.04
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	9.23
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	14.34
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	5.43
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	11.57
UBS WM U.S.A.* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	8.68
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	Advisor	28.53
Michigan Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	12.98
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.71
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	A	7.31
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	A	8.91
Raymond James* Attention: Courtney Waller 800 Carillion Parkway Saint Petersburg, FL 33716-1102	A	5.05
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	A	5.16
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	11.57
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.11
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	C	8.02
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	C	6.62
J.P. Morgan Securities LLC.* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	6.55
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	19.48
TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103-2226	Advisor	5.12
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	10.60
Raymond James* Attention: Courtney Waller 800 Carillion Parkway Saint Petersburg, FL 33716-1102	Advisor	28.96
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	Advisor	9.04
Minnesota Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	23.44
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	9.80
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	A	7.12
Charles Schwab & Company Inc.* Attention: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	A	6.02
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	14.15
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	17.14
LPL Financial* Attention: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.83
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	C	10.51
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	C	6.99
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	18.00
Charles Schwab & Company Inc.* Attention: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	19.40
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	10.98
LPL Financial* Attention: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	5.68
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	7.16
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	11.24
UBS WM U.S.A.* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	9.95
Ohio Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	17.80
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	11.86
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	A	15.65
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	A	6.86
UBS WM U.S.A.* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	A	5.24
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	10.15
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.63
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	C	17.99
Charles Schwab & Company Inc.* Attention: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	C	6.52
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	C	7.23
J.P. Morgan Securities LLC.* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	7.33
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	9.15
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	14.65
LPL Financial* Attention: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	7.63
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	15.51
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	14.05
UBS WM U.S.A.* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	10.99
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	Advisor	9.10
Oregon Fund
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	39.22
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.16
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	C	6.69
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	C	23.22
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	7.29
Charles Schwab & Company Inc.* Attention: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	C	13.88
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	C	9.67
Charles Schwab & Company Inc.* Attention: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	7.46
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	Advisor	11.87
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	9.16
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	9.09
LPL Financial* Attention: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	5.30
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	9.96
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	15.38
UBS WM U.S.A.* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	10.46
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	Advisor	5.21
Pennsylvania Fund
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	A	5.49
Edward Jones & Company* 12555 Manchester Road Saint Louis, MO 63131-3710	A	11.38
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	12.03
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	A	13.15
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	A	9.14
Charles Schwab & Company Inc.* Attention: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	A	6.80
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	C	6.32
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	11.67
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	C	11.47
Charles Schwab & Company Inc.* Attention: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	C	7.34
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	C	18.78
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	5.68
Morgan Stanley Smith Barney* Attention: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311-114	Advisor	9.29
Pershing LLC.* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	9.01
National Financial Services, LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	10.59
Charles Schwab & Company Inc.* Attention: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	7.22
WFCS LLC.* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	14.59
American Enterprise Investment Services* 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	15.97
UBS WM U.S.A.* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	6.00
Merrill Lynch Pierce Fenner & Smith* Attention: Fund Administration/973M9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	Advisor	13.95

2

*       For the benefit of its customer(s).

VI. The last paragraph under the “Organization, Voting Rights and Principal Holders” section beginning on page 45 is replaced with the following:

As of July 3, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 54 is replaced with the following:

The maximum initial sales charges is 4.25% for Class A. There is no initial sales charge for Class C, Class R6 and Advisor Class.

VIII.  The “Buying and Selling Shares - Dealer and financial intermediary compensation” section beginning on page 54 is replaced with the following:

Dealer and financial intermediary compensation

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.   These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Financial intermediary compensation Financial intermediaries may at times receive the entire sales charge. A financial intermediary who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the financial intermediary compensation table in the Fund’s prospectus.

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% (for mutual funds with a maximum initial sales charge of 5.75%) and 0.75% (for mutual funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Class A Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

3

These payments may be made in the form of contingent advance payments, which may be recovered from the financial intermediary or set off against other payments due to the financial intermediary if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the financial intermediary.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under “The Underwriter - Distribution and service (12b-1) fees,” Distributors and/or its non-fund affiliates may make the following additional payments to financial intermediaries that sell shares of Franklin Templeton mutual funds:

Marketing support payments (applicable to all classes of shares except Class R6). Distributors may make payments to certain financial intermediaries in connection with their efforts to educate financial advisors and provide services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  A financial intermediary’s marketing support services may include business planning assistance, advertising, educating financial intermediary personnel about Franklin Templeton mutual funds and shareholder financial planning needs, placement on the financial intermediary’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the financial intermediary. Distributors compensates financial intermediaries differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the financial intermediary. Such compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. In the case of any one financial intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that financial intermediary, on an annual basis. For a financial intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For a financial intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors may also make marketing support payments to financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans that have retained such financial intermediaries as plan service providers. Payments may be made on account of activities that may include, but are not limited to, one or more of the following: business planning assistance for financial intermediary personnel, educating financial intermediary personnel about Franklin Templeton mutual funds, access to sales meetings, sales representatives, wholesalers, and management representatives of the financial intermediary, and detailed sales reporting. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis. Distributors will, on an annual basis, determine whether to continue such payments.

Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of a portion of these marketing support payments.

Marketing support payments may be in addition to any servicing and other fees paid by Investor Services, as described further below and under “Management and Other Services – Shareholder servicing and transfer agent” above.

The following list includes FINRA member firms (or, in some instances, their respective affiliates) that, as of March 31, 2017, Distributors anticipates will receive marketing support payments. Any firm indicated by one asterisk receives annual marketing support payments exceeding 0.05% of the total assets of Franklin Templeton mutual funds attributable to that firm.  Any firm indicated by two asterisks receives annual marketing support payments of up to a limit of 0.06% of the total assets of Franklin Templeton mutual funds attributable to that firm. In addition to member firms of FINRA, Distributors also makes marketing support payments, and Distributors’ non-fund affiliates may make administrative services payments, to certain other financial intermediaries, such as banks, insurance companies, and plan administrators, that sell mutual fund shares or provide services to Franklin Templeton mutual funds and shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

1st Global Capital Corporation, ADP Retirement Services, American Portfolios Financial Services, Inc., American Enterprise Investment Services, Inc., American United Life Insurance Company, Ascensus, Inc., AXA Advisors, LLC, BBVA Securities, Inc., Benjamin F. Edwards & Company, Inc., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Cetera Advisors LLC, Cetera Advisor Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Citigroup Global Markets Inc., Citizens Securities, Inc., Commonwealth Financial Network, CUNA Brokerage Services, Inc., CUSO Financial Services, L.P., Digital Retirement Solutions, Edward D. Jones & Co., L.P. (dba Edward Jones)**, Empower Retirement, ePlan Services, Inc., Fidelity Investments Institutional Services Company, Inc., Fifth Third Securities, Inc., First Allied Securities, Inc., First Command Financial Planning, Inc., FSC Securities Corporation, Girard Securities, Inc., Goldman, Sachs & Co., Group 3 Financial, LLC, IFC Holdings Inc. D/B/A INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Inc., J.J.B. Hilliard, W.L. Lyons LLC, J.P. Morgan Securities LLC, Janney Montgomery Scott LLC, John Hancock Distributors LLC, KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, Lincoln Investment Planning, Inc., Lincoln Retirement Services Company LLC, LPL Financial LLC, M&T Securities, Inc., Massachusetts Mutual Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith, Inc., Minnesota Life Insurance Company, MML Investors Services, LLC, Morgan Stanley, MSCS Financial Services LLC, National Planning Corporation, Nationwide Financial Services, Inc., Newport Retirement Services, Inc., Northwestern Mutual Investment Services, LLC, Paychex Securities Corporation, PFS Investments Inc., PNC Investments LLC, Principal Financial Group, Prudential Insurance Company of America, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets LLC, Richard D. Schubert, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., SagePoint Financial, Inc., Santander Securities LLC, Securities America, Inc., Securities Service Network, Inc., Signator Investors, Inc., SII Investments, Inc., Sorrento Pacific Financial, LLC, Stifel, Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., TD Ameritrade Trust Company, TFS Securities, Inc., The Huntington Investment Company, TIAA-CREF Individual & Institutional Services, LLC, Transamerica Advisors Life Insurance Company, Transamerica Retirement Solutions Corporation, Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services, LLC, U.S. Bancorp Investments, Inc., Voya Financial Advisors, Inc., Voya Institutional Plan Services LLP, Wells Fargo Advisors, LLC and Woodbury Financial Services, Inc.

4

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

In addition to marketing support payments, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors may from time to time at its expense make or allow other promotional incentives or additional payments to financial intermediaries that sell or arrange for the sale of shares of the Fund.  These payments may include additional compensation to financial intermediaries, including financial intermediaries not listed above, related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Transaction support payments. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary or one-time payments for ancillary services such as setting up mutual funds on a financial intermediary’s mutual fund trading system.

Conference support payments.  Compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton mutual funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton mutual funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

Data support payments.  Compensation may include data support payments to certain holders or financial intermediaries of record for accounts in one or more of the Franklin Templeton mutual funds. A financial intermediary’s data support services may include the provision of analytical data on such accounts.

Other payments. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law.

5

You should ask your financial intermediary for information about any payments it receives from Distributors and any services provided.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

VIII. The second paragraph under “The Underwriter” section on page 59 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement with your Statement of Additional Information for future reference.

6

FRANKLIN TAX-FREE TRUST

FILE NOS. 002-94222 & 811-04149

PART C

Other Information

Item 28.  Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Agreement and Declaration of Trust

(i)	Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(ii)	Certificate of Trust of Franklin Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(b)   By-laws

(i)	By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust effective as of October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(c)   Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii) By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3,4, 6, 7
(d) Articles VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d)   Investment Advisory Contracts

(i)	Investment Management Agreement dated July 2, 2007 between Registrant and Franklin Advisers, Inc., on behalf of the following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(ii)

Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 52 to Registration

Statement on Form N-1A

File No: 002-94222 Filing Date: June 26, 2014
(iii)	Addendum dated January 1, 2008, to Investment Management Agreement dated July 2, 2007 Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222 Filing Date: June 27, 2008

(iv)

Addendum to Amended and Restated Investment Management Agreement dated April 1, 2014 between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 26, 2015

(e)   Underwriting Contracts

(i)	Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc. Filing: Post-Effective Amendment No. 44 to Registration Statement on form N-1A
File No. 002-94222
Filing Date: January 27, 2011

(ii)

Form of Selling Agreements, between Franklin/Templeton Distributors, Inc. and Securities Dealers, dated May 1, 2010

Filing: Post-Effective Amendment No. 43 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  November 30, 2010

(f)   Bonus or Profit Sharing Contracts

Not Applicable

(g)   Custodian Agreements

(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: March 14, 1996

(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 30, 1998

(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: December 23, 1998

(iv)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 27, 2017

(v)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: March 14, 1996

(vi)

Amendment dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Statement on Form N-1A

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 27, 2017

(h)   Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014, between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 26, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2103, and amended as of May 1, 2014 between Franklin Advisers, Inc., on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 26, 2015

(iii)	Form of Amended and Restated Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services, LLC

(i)   Legal Opinion

(i)	Legal Opinion dated June 27, 2007
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(j)   Other Opinions

Not Applicable

(k)   Omitted Financial Statements

Not Applicable

(l)   Initial Capital Agreements

(i)	Letter of Understanding dated September 21, 1992
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(ii)	Letter of Understanding dated April 12, 1995
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(m)   Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Alabama Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(ii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Arizona Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(iii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Colorado Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(iv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Connecticut Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(v)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Florida Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(viii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Georgia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(ix)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin High Yield Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(x)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Kentucky Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Louisiana Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Maryland Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xiii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Massachusetts Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xiv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Minnesota Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xvi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Missouri Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xvii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin New Jersey Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xviii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin North Carolina Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xix)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Ohio Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xx)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Oregon Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Virginia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxiii)	Class C Distribution Plan dated July 9, 2009, pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc., on behalf of following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 27, 2012

(n)   Rule 18f-3 Plan

(i)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Alabama Tax-Free Income Fund

(ii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Arizona Tax-Free Income Fund

(iii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Colorado Tax-Free Income Fund

(iv)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund

(v)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund

(vi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Federal Limited-Term-Tax Free Income Fund

(vii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Florida Tax-Free Income Fund

(viii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Georgia Tax-Free Income Fund

(ix)	Form of Multiple Class Plan for the Registrant on behalf of Franklin High Yield Tax-Free Income Fund

(x)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund

(xi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund

(xii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Maryland Tax-Free Income Fund

(xiii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Massachusetts Tax-Free Income Fund

(xiv)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Michigan Tax-Free Income Fund

(xv)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Minnesota Tax-Free Income Fund

(xvi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Missouri Tax-Free Income Fund
(xvii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund

(xviii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund

(xix)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Ohio Tax-Free Income Fund

(xx)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Oregon Tax-Free Income Fund

(xxi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Pennsylvania Tax-Free Income Fund

(xxii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Virginia Tax-Free Income Fund

(p)   Code of Ethics

(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 26, 2014

(q)     Power of Attorney

(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 26, 2014
(ii)	Power of Attorney for Mary C. Choksi dated October 1, 2014
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 26, 2015

(iii)	Power of Attorney for Matthew T. Hinkle dated May 23, 2017 Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 27, 2017

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and /or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds Franklin ETF Trust
Franklin Federal Tax-Free Income Fund Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 25th day of July 2017.

FRANKLIN TAX-FREE TRUST

By: /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy*	President & Chief Executive Officer –
Christopher J. Molumphy	Investment Management
Dated: July 25, 2017

Matthew T. Hinkle*	Chief Executive Officer –
Matthew T. Hinkle	Finance and Administration
Dated: July 25, 2017

Gaston Gardey*	Chief Financial Officer and
Gaston Gardey	Chief Accounting Officer
Dated: July 25, 2017

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: July 25, 2017

Mary C. Choksi*

Trustee
Mary C. Choksi	Dated: July 25, 2017

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: July 25, 2017

Gregory E. Johnson*	Trustee
Gregory E. Johnson.	Dated: July 25, 2017

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: July 25, 2017

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: July 25, 2017

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: July 25, 2017

John B. Wilson*

Trustee
John B. Wilson	Dated: July 25, 2017

*By   /s/ Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN TAX-FREE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
EX-99.(h)(iii)	Form of Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services, LLC

EX-99.(n)(i)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Alabama Tax-Free Income Fund

EX-99.(n)(ii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Arizona Tax-Free Income Fund

EX-99.(n)(iiii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Colorado Tax-Free Income Fund

EX-99.(n)(iv)	Form of Multiple Class Plan for the Registrant on behalf of

EX-99.(n)(v)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund

EX-99.(n)(vi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Federal Limited-Term-Tax Free Income Fund

EX-99.(n)(vii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Florida Tax-Free Income Fund

EX-99.(n)(viii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Georgia Tax-Free Income Fund

EX-99.(n)(ix)	Form of Multiple Class Plan for the Registrant on behalf of Franklin High Yield Tax-Free Income Fund

EX-99.(n)(x)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund

EX-99.(n)(xi)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund

EX-99.(n)(xii)	Form of Multiple Class Plan for the Registrant on Franklin Maryland Tax-Free Income Fund

EX-99.(n)(xiii)	Form of Multiple Class Plan for the Registrant on Franklin Massachusetts Tax-Free Income Fund

EX-99.(n)(xiv)	Form of Multiple Class Plan for the Registrant on Franklin Michigan Tax-Free Income Fund

EX-99.(n)(xv)	Form of Multiple Class Plan for the Registrant on Franklin Minnesota Tax-Free Income Fund

EX-99.(n)(xvi)	Form of Multiple Class Plan for the Registrant on Franklin Missouri Tax-Free Income Fund

EX-99.(n)(xvii)	Form of Multiple Class Plan for the Registrant on Franklin New Jersey Tax-Free Income Fund

EX-99.(n)(xviii)	Form of Multiple Class Plan for the Registrant on Franklin North Carolina Tax-Free Income Fund

EX-99.(n)(xix)	Form of Multiple Class Plan for the Registrant on Franklin Ohio Tax-Free Income Fund

EX-99.(n)(xx)	Form of Multiple Class Plan for the Registrant on Franklin Oregon Tax-Free Income Fund

EX-99.(n)(xxi)	Form of Multiple Class Plan for the Registrant on Franklin Pennsylvania Tax-Free Income Fund

EX-99.(n)(xxii)	Form of Multiple Class Plan for the Registrant on Franklin Virginia Tax-Free Income Fund